Fair Value Measurements - Fair value hierarchy (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial assets:
Current derivative assets	$ 5,084	$ 8,112
Non-current derivative assets	2,401	5,189
Financial liabilities:
Non-current derivative liabilities	1,317
Recurring | Carrying Value
Financial assets:
Cash and cash equivalents	66,322	66,933
Financial liabilities:
Long-term debt, current and non-current	918,585	909,653
Recurring | Carrying Value | Interest rate swap contracts
Financial assets:
Current derivative assets	5,084	8,112
Non-current derivative assets	2,401	5,189
Financial liabilities:
Non-current derivative liabilities	(1,317)
Recurring | Fair Value
Financial assets:
Cash and cash equivalents	66,322	66,933
Financial liabilities:
Long-term debt, current and non-current	901,003	887,192
Recurring | Fair Value | Interest rate swap contracts
Financial assets:
Current derivative assets	5,084	8,112
Non-current derivative assets	2,401	5,189
Financial liabilities:
Non-current derivative liabilities	(1,317)
Recurring | Fair Value | Quoted Price in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	66,322	66,933
Recurring | Fair Value | Significant Other Observable Inputs (Level 2)
Financial liabilities:
Long-term debt, current and non-current	901,003	887,192
Recurring | Fair Value | Significant Other Observable Inputs (Level 2) | Interest rate swap contracts
Financial assets:
Current derivative assets	5,084	8,112
Non-current derivative assets	2,401	$ 5,189
Financial liabilities:
Non-current derivative liabilities	$ (1,317)